Tradr 2X Long APLD Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$61,785,228
TOTAL NET ASSETS — 100.0%	$61,785,228

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Applied Digital Corporation	Receive	9.88% (OBFR01* + 625bps)	At Maturity	10/13/2026	$74,526	$-	$5,704,988
Marex	Applied Digital Corporation	Receive	8.63% (OBFR01* + 500bps)	At Maturity	11/7/2026	131,452,166	-	(10,242,660)
TOTAL EQUITY SWAP CONTRACTS								$(4,537,672)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.